Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 282,276,578	$ 655,172		$ 0
Prepaid expenses	15,348,809	16,936		0
Total current assets	297,625,387	672,108
Property and equipment, net	130,451	4,094		1,637
Deposits on equipment	74,345,874
Deferred offering costs	0	2,775,767		171,450
Deferred investment costs	174,250	205,000
Security Deposit	9,381,172
Deposits		3,368,586
Total Assets	381,657,134	7,025,555		173,087
Liabilities and Stockholders' Equity
Accrued legal costs	1,202,293	2,705,000		171,450
Accounts payable, related party		47,475
Accounts payable	127,878	203,692		1,919
Accrued expenses	76,923	25,651		3,198
Related party loan		4,864,316
Total current liabilities	1,407,094	7,846,134		176,567
Warrant liability	271,320			0
Total Liabilities	1,678,414	7,846,134		176,567
Commitments and contingencies
Stockholders' Equity:
Preferred stock	0			0
Common stock	246,381	1		200,000
Subscription receivable	(1,690,351)			(5)
Additional paid-in capital	384,508,122	4		(199,995)
Accumulated Deficit	(3,085,432)	(820,584)		(3,480)
Total stockholders' equity	379,978,720	(820,579)	$ (664,244)	(3,480)
Total Liabilities and Stockholders' Equity	$ 381,657,134	$ 7,025,555		173,087
Previously Reported [Member]
Stockholders' Equity:
Common stock				1
Additional paid-in capital				$ 4
GOOD WORKS ACQUISITION CORP. [Member]
Assets
Cash and cash equivalents			127,722		$ 1,276,364
Prepaid expenses			247,593		297,371
Total current assets			375,315		1,573,735
Cash and securities held in Trust Account			170,032,591		170,027,342
Total Assets			170,407,906		171,601,077
Liabilities and Stockholders' Equity
Accounts payable and accrued expenses			918,867		129,388
Total current liabilities			918,867		129,388
Warrant liability			199,402		123,070
Total Liabilities			1,118,269		252,458
Commitments and contingencies
Common stock subject to possible redemption			170,000,000		170,000,000
Stockholders' Equity:
Preferred stock
Common stock			4,478		4,478
Additional paid-in capital			1,451,172		1,451,172
Accumulated Deficit			(2,166,013)		(107,031)
Total stockholders' equity			(710,363)		1,348,619
Total Liabilities and Stockholders' Equity			170,407,906		171,601,077
GOOD WORKS ACQUISITION CORP. [Member] | Previously Reported [Member]
Assets
Total Assets					171,601,077
Liabilities and Stockholders' Equity
Total Liabilities					252,458
Stockholders' Equity:
Preferred stock					0
Common stock					4,843
Additional paid-in capital					5,102,198
Accumulated Deficit					(107,031)
Total stockholders' equity			$ (710,363)		5,000,010
Total Liabilities and Stockholders' Equity					$ 171,601,077